Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	$ 93	$ 122
Interest accretion	1	1
Expenditures	(31)	(46)
Revaluation adjustment	16	16
Environmental liabilities - ending	79	93
Less: current portion	(38)	(25)
Environmental liabilities non current portion	41	68
PCB [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	49	68
Interest accretion	1	1
Expenditures	(28)	(40)
Revaluation adjustment	17	20
Environmental liabilities - ending	39	49
Less: current portion	(33)	(20)
Environmental liabilities non current portion	6	29
Land Assessment and Remediation [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	44	54
Interest accretion	0	0
Expenditures	(3)	(6)
Revaluation adjustment	(1)	(4)
Environmental liabilities - ending	40	44
Less: current portion	(5)	(5)
Environmental liabilities non current portion	$ 35	$ 39